Annual Total Returns (Vanguard Target Retirement 2025 Fund - Investor Shares Retail) (Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2025 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Annual Total Return
2013	18.14%
2012	13.29%
2011	(0.37%)
2010	13.84%
2009	24.81%
2008	(30.05%)
2007	7.59%
2006	13.24%
2005	5.45%
2004	10.11%